SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 29, 2013 Business State	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Dec. 29, 2013 Station Segment Business State	Dec. 30, 2012	Dec. 25, 2011	Dec. 30, 2012 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 29, 2013 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 25, 2011 Television [Member]	Dec. 30, 2012 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 29, 2013 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 25, 2011 Radio [Member]	Dec. 29, 2013 Publishing [Member]	Dec. 30, 2012 Publishing [Member]	Dec. 25, 2011 Publishing [Member]	Dec. 29, 2013 Corporate [Member]	Dec. 30, 2012 Corporate [Member]	Dec. 25, 2011 Corporate [Member]	Dec. 29, 2013 Corporate [Member]	Dec. 30, 2012 Corporate [Member]	Dec. 25, 2011 Corporate [Member]	Dec. 29, 2013 Corporate And Discontinued Operations [Member]	Dec. 30, 2012 Corporate And Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Number of reportable segments										4
Number of television stations										14
Number of states where television segment operates										8
Number of radio stations	35									35
Number of states where radio segment operates	8									8
Summarization of revenue, operating earnings (loss), depreciation and amortization and capital expenditures and identifiable total assets [Abstract]
Revenue	$ 107,366	$ 96,919	$ 99,778	$ 93,204	$ 122,158	$ 96,219	$ 94,068	$ 80,673		$ 397,267	$ 393,118	$ 351,452			$ 166,616	$ 152,444	$ 110,372			$ 76,816	$ 76,259	$ 70,367	$ 154,558	$ 164,947	$ 170,976	$ (723)	$ (532)	$ (263)	$ (723)	$ (532)	$ (263)
Operating earnings (loss)										51,316	58,731	39,542			31,395	41,005	15,708			14,017	13,962	15,053	13,778	11,622	15,901	(7,874)	(7,858)	(7,120)
Broadcast license impairment									735	0	1,616	735	887	664	0	664	735	729	952	0	952	0	0	0	0	0	0	0
Depreciation and amortization										22,913	22,038	22,642			13,192	9,925	9,424			2,002	2,276	2,184	7,058	9,170	10,412	661	667	622
Capital expenditures										12,440	12,305	10,590			8,360	8,656	7,595			1,508	1,663	865	2,498	1,240	987	74	746	1,143
Identifiable total assets	$ 596,018				$ 625,803					$ 596,018	$ 625,803		$ 398,795	$ 398,795	$ 356,032	$ 398,795		$ 77,202	$ 77,202	$ 111,473	$ 77,202		$ 96,991	$ 103,360								$ 31,522	$ 46,446